As filed with the Securities and Exchange Commission on April 11, 2022

Registration File Nos. 033-79124 and 811-08520

U. S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-3

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 30	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 33	[X]
(Check Appropriate Box or Boxes)

TIAA SEPARATE ACCOUNT VA-1

Teachers Insurance and Annuity Association of America

730 Third Avenue

New York, New York 10017-3206

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:
Rachael M. Zufall, Esq. Teachers Insurance and Annuity Association of America 8500 Andrew Carnegie Blvd. Charlotte, North Carolina 28262	Christopher P. Harvey, Esq. Adam T. Teufel, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110

Securities to be Registered: Interests in an open-end management investment company for individual and group flexible payment deferred variable annuity contracts

Approximate Date of Proposed Public Offering:

As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On May 1, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph 9(a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE

Post-Effective Amendment No. 29 (the “Amendment”) to the Registration Statement of TIAA Separate Account VA-1 was filed pursuant to Rule 485(a) under the Securities Act of 1933 on January 21, 2022 to file a review of the changes made in response to amended Form N-3. Pursuant to Rule 485(a), the Amendment would have become effective on April 11, 2022. This Post-Effective Amendment No. 30 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 1, 2022 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No.  30 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C

OTHER INFORMATION

Item 32. Exhibits

(a)	Resolution of the Board of Trustees of TIAA establishing the Registrant (3)

(b)	(1) Rules and Regulations of the Registrant (3)

(2) Amendment to the Rules and Regulations of the Registrant, adopted as of October 8, 2001 (6)

(3) Amendment to the Rules and Regulations of the Registrant, adopted as of October 2, 2006 (11)

(c)	Custodian Agreement dated November 20, 2007 between Registrant, State Street Bank and Trust Company (“State Street”) and certain other parties thereto (12)

(d)	(1) Investment Management Agreement dated September 15, 1994 by and among TIAA, the Registrant, and Teachers Advisors, Inc. (3)

(2) Amendment dated May  1, 2016 to the Investment Management Agreement (20)

(e)	(1) Distribution Agreement by and among TIAA, the Registrant, and Teachers Personal Investors Services, Inc. (“TPIS”) dated September 15, 1994 (“Distribution Agreement”) (3)

(2) Amendment dated August  1, 1995 to Distribution Agreement (1)

(3) Amendment dated November  3, 1997 to Distribution Agreement (2)

(4) Amendment dated October  19, 2004 to Distribution Agreement (9)

(5) Assignment and Assumption Agreement dated May 1, 2013 by and between TIAA, the Registrant, TPIS and TIAA-CREF Individual & Institutional Services, LLC (“Services”) (16)

(6) Amendment dated May 1, 2016 to Distribution Agreement (20)

(f)	(1) Form of original Teachers Personal Annuity Contract (effective November 1, 1994) (3)

(2) Forms of new Teachers Personal Annuity Contracts (8)

(3) Form of Endorsement to Teachers Personal Annuity Contract (in-force prior to November 1, 1994) (3)

(g)	Form of Application for Teachers Personal Annuity Contract (3)

(h)	(1) Charter of TIAA, as amended and restated March 4, 2015 (18)

(2) Bylaws of TIAA, as amended January  1, 1998 (3)

(3) Amendment dated November  13, 2002 to the Bylaws of TIAA (7)

(4) Amendment dated August  17, 2004 to the Bylaws of TIAA (9)

(5) Amendment dated June  8, 2009 to the Bylaws of TIAA (13)

(6) Amendment dated March  4, 2015 to the Bylaws of TIAA (18)

(7) Amendment to the Charter of TIAA (19)

(i)	None

(j)	(1) TIAA-CREF Non-Employee Trustee and Member Long-Term Compensation Plan as amended and restated January 1, 2008 (12)

(2) TIAA-CREF Non-Employee Trustee and Member Deferred Compensation Plan as amended and restated January 1, 2008 (12)

(k)	(1) Administrative Services Agreement by and between TIAA and the Registrant dated September 15, 1994 (3)

(2) Amendment dated August  1, 1995 to the Administrative Services Agreement (1)

(3) Amendment dated June 1, 2005 to the Administrative Services Agreement (10)

(4) Investment Accounting Agreement between the Registrant and State Street dated as of November  20, 2007 (12)

(5) Form of Service and Subcontracting Agreement by and between TIAA and TIAA Shared Services, LLC dated as of April 1, 2021(22)

(l)	None

(m)	(1) Opinion and Consent of Rachael M. Zufall, Esq.**

(2) Consent of Dechert LLP**

(n)	(1) Consent of PricewaterhouseCoopers LLP (with respect to the Registrant)**

(2) Consent of PricewaterhouseCoopers LLP (with respect to TIAA)**

(o)	None

(p)	Form of Seed Money Agreement by and between TIAA and the Registrant (3)

(q)	(1) Supplement to Nuveen Code of Ethics for Independent Trustees of the TIAA-CREF Funds Complex (20)

(2) Advisors and TCIM Employee Trading Supplemental Policy (20)

(3) Nuveen Code of Ethics dated January 3, 2022 (23)

(r)	None

(s)	Powers of Attorney

(1) Power of Attorney for Thomas J. Kenny (15)

(2) Power of Attorney for Forrest Berkley, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba and Maceo K. Sloan (17)

(3) Power of Attorney for Janice C. Eberly (20)

(4) Power of Attorney for Joseph A. Boateng (21)

* Filed herewith.

** To be filed with amendment.

(1)	Previously filed in Post-effective Amendment No. 2 to Form N-3 as filed with the commission on March 26, 1996 (File No. 33-79124) and incorporated herein by reference.

(2)	Previously filed in Post-effective Amendment No. 4 to Form N-3 as filed with the commission on March 27, 1998 (File No. 33-79124) and incorporated herein by reference.

(3)	Previously filed in Post-effective Amendment No. 5 to Form N-3 as filed with the commission on April 1, 1999 (File No. 33-79124) and incorporated herein by reference.

(4)	Previously filed in Post-effective Amendment No. 6 to Form N-3 as filed with the commission on March 31, 2000 (File No. 33-79124) and incorporated herein by reference.

(5)	Previously filed in Post-effective Amendment No. 7 to Form N-3 as filed with the commission on March 29, 2001 (File No. 33-79124) and incorporated herein by reference.

(6)	Previously filed in Post-effective Amendment No. 8 to Form N-3 as filed with the commission on April 1, 2002 (File No. 33-79124) and incorporated herein by reference.

(7)	Previously filed in Post-effective Amendment No. 9 to Form N-3 as filed with the commission on April 29, 2003 (File No. 33-79124) and incorporated herein by reference.

(8)	Previously filed in Post-effective Amendment No. 10 to Form N-3 as filed with the commission on April 30, 2004 (File No. 33-79124) and incorporated herein by reference.

(9)	Previously filed in Post-effective Amendment No. 12 to Form N-3 as filed with the commission on May 2, 2005 (File No. 33-79124) and incorporated herein by reference.

(10)	Previously filed in Post-effective Amendment No. 13 to Form N-3 as filed with the commission on May 1, 2006 (File No. 33-79124) and incorporated herein by reference.

(11)	Previously filed in Post-effective Amendment No. 14 to Form N-3 as filed with the commission on May 1, 2007 (File No. 33-79124) and incorporated herein by reference.

(12)	Previously filed in Post-effective Amendment No. 15 to Form N-3 as filed with the commission on April 29, 2008 (File No. 33-79124) and incorporated herein by reference.

(13)	Previously filed in Post-effective Amendment No. 17 to Form N-3 as filed with the commission on April 28, 2010 (File No. 33-79124) and incorporated herein by reference.

(14)	Previously filed in Post-effective Amendment No. 18 to Form N-3 as filed with the commission on April 29, 2011 (File No. 33-79124) and incorporated herein by reference.

(15)	Previously filed in Post-effective Amendment No. 19 to Form N-3 as filed with the commission on April 27, 2012 (File No. 33-79124) and incorporated herein by reference.

(16)	Previously filed in Post-effective Amendment No. 20 to Form N-3 as filed with the commission on April 30, 2013 (File No. 33-79124) and incorporated herein by reference.

(17)	Previously filed in Post-effective Amendment No. 21 to Form N-3 as filed with the commission on April 30, 2014 (File No. 33-79124) and incorporated herein by reference.

(18)	Previously filed in Post-effective Amendment No. 22 to Form N-3 as filed with the commission on April 30, 2015 (File No. 33-79124) and incorporated herein by reference.

(19)	Previously filed in Post-effective Amendment No. 23 to Form N-3 as filed with the commission on April 28, 2016 (File No. 33-79124) and incorporated herein by reference.

(20)	Previously filed in Post-effective Amendment No. 25 to Form N-3 as filed with the commission on April 26, 2018 (File No. 33-79124) and incorporated herein by reference.

(21)	Previously filed in Post-effective Amendment No. 27 to Form N-3 as filed with the commission on April 23, 2020 (File No. 33-79124) and incorporated herein by reference.

(22)	Previously filed in Post-effective Amendment No. 28 to Form N-3 as filed with the commission on April 23, 2021 (File No. 33-79124) and incorporated herein by reference.

(23)	Previously filed in Post-effective Amendment No. 29 to Form N-3 as filed with the commission on January 21, 2022 (File No. 33-79124) and incorporated herein by reference.

Item 33. Directors and Officers of the Insurance Company

Name and Principal Business Address	Executive Positions and Offices with Insurance Company	Executive Positions and Offices with Registrant
Samuel R. Bright Chief Product and Experience Officer Upwork 730 Third Avenue New York, NY 10017-3206	Trustee	None

Jason E. Brown Chief Executive Officer MRO Corporation 730 Third Avenue New York, NY 10017-3206	Trustee	None

Jeffrey R. Brown Josef and Margot Lakonishok Professor of Business and Dean of the Gies College of Business at the University of Illinois at Urbana-Champaign 730 Third Avenue New York, NY 10017-3206	Trustee	None

James R. Chambers Former Director, President and Chief Executive Officer Weight Watchers International, Inc. 730 Third Avenue New York, NY 10017-3206	Trustee	None

Thasunda Brown Duckett 730 Third Avenue New York, NY 10017-3206	Trustee	None

Lisa W. Hess Former President and Managing Partner Sky Top Capital 730 Third Avenue New York, NY 10017-3206	Trustee	None

Edward M. Hundert, M.D.

Dean for Medical Education and Daniel D.

Federman, M.D., Professor-in-Residence of Global Health and Social Medicine and Medical Education

Harvard Medical School

Harvard University

730 Third Avenue

New York, NY 10017-3206

	Trustee	None

Name and Principal Business Address	Executive Positions and Offices with Insurance Company	Executive Positions and Offices with Registrant
Maureen O’Hara R.W. Purcell Professor of Finance Johnson Graduate School of Management Cornell University 730 Third Avenue New York, NY 10017-3206	Trustee	None

Gina L. Loften Former Chief Technology Officer for the US Microsoft 730 Third Avenue New York, NY 10017-3206	Trustee	None

Donald K. Peterson Former Chairman and Chief Executive Officer Avaya Inc. 730 Third Avenue New York, NY 10017-3206	Trustee	None

Dorothy K. Robinson Senior Of Counsel K&L Gates 730 Third Avenue New York, NY 10017-3206	Trustee	None

Kimberly M. Sharan Former President of Financial Planning and Wealth Strategies and Chief Marketing Officer Amerprise Financial 730 Third Avenue New York, NY 10017-3206	Trustee	None

La June Montgomery Tabron Chief Executive Officer W.K. Kellogg Foundation 730 Third Avenue New York, NY 10017-3206	Trustee	None

Marta Tienda Maurice P. During ‘22 Professor in Demographic Studies Woodrow Wilson School Princeton University 730 Third Avenue New York, NY 10017-3206	Trustee	None

Name and Principal Business Address	Executive Positions and Offices with Insurance Company	Executive Positions and Offices with Registrant
Doug Chittenden TIAA 730 Third Avenue New York, New York 10017-3206	Senior Executive Vice President, Head of Client Relationship	None

Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206	Senior Managing Director, General Counsel and Corporate Secretary	Senior Managing Director and Corporate Secretary

John Douglas TIAA 730 Third Avenue New York, New York 10017-3206	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer	Executive Vice President

W. Dave Dowrich TIAA 730 Third Avenue New York, New York 10017-3206	Senior Executive Vice President, Chief Financial Officer	None

Thasunda Brown Duckett TIAA 730 Third Avenue New York, New York 10017-3206	President and Chief Executive Officer	None

Sastry Durvasula TIAA 730 Third Avenue New York, New York 10017-3206	Senior Executive Vice President, Chief Information & Client Services Officer	None

Derek Ferguson TIAA 730 Third Avenue New York, New York 10017-3206	Senior Executive Vice President, Chief Administrative Officer	None

Keith Floman TIAA 730 Third Avenue New York, New York 10017-3206	Senior Vice President, Chief Actuary	None

Name and Principal Business Address	Executive Positions and Offices with Insurance Company	Executive Positions and Offices with Registrant
Colbert Narcisse TIAA 730 Third Avenue New York, New York 10017-3206	Senior Executive Vice President, Chief Product and Business Development Officer	Executive Vice President

David Nason TIAA 730 Third Avenue New York, New York 10017-3206	Senior Executive Vice President, Chief Operating Officer	Executive Vice President

Micky Onvural TIAA 730 Third Avenue New York, New York 10017-3206	Senior Executive Vice President, Chief Marketing Officer	None

Austin Wachter TIAA 730 Third Avenue New York, New York 10017-3206	Senior Vice President, Chief Accounting Officer and Corporate Controller	Senior Vice President, Corporate Controller

Sean N. Woodroffe TIAA 730 Third Avenue New York, New York 10017-3206	Senior Executive Vice President and Chief People Officer	Executive Vice President

Item 34. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

The Registrant disclaims any assertion that its investment adviser, Teachers Advisors, LLC (“Teachers Advisors”), or the parent company or any affiliate of Teachers Advisors directly or indirectly controls the Registrant or is under common control with the Registrant. Additionally, all of the persons that serve on the Management Committee of the Registrant also serve on the board of the TIAA-CREF Life Funds (“TCLF”), the TIAA-CREF Funds (“TCF”), and the College Retirement Equities Fund (“CREF”) (collectively, the “other registrants”), each of which has Teachers Advisors, or an affiliate, as its investment adviser. In addition, the Registrant and the other registrants have some officers in common. Nonetheless, the Registrant takes the position that it is not under common control with the other registrants because the power residing in the respective boards and officers arises as the result of an official position with the respective investment companies.

Item 35. Indemnification

The Registrant shall indemnify each of the members of the Management Committee (“Managers”) and officers of the Registrant against all liabilities and expenses, including but not limited to, counsel fees, amounts paid in satisfaction of judgments, as fines or penalties, or in compromise or settlement, reasonably incurred in connection with the defense or disposition of any threatened, pending, or completed claim, action, suit, or other proceeding, whether civil, criminal, administrative, or investigative, whether before any court or administrative or legislative body, to which such person may be or may have been subject, while holding office or thereafter, by reason of being or having been such a Manager or officer; provided that such person acted, or failed to act, in good faith and in the reasonable belief that such action was in the best interests of the Separate Account, and, with respect to any criminal action or proceeding, such person had no reasonable cause to believe the conduct was unlawful; and except that no such person shall be indemnified for any liabilities or expenses arising by reason of disabling conduct, whether or not there is an adjudication of liability.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Managers and officers of the Registrant, pursuant to the foregoing provision or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a Manager or officer in the successful defense of any action, suit or proceeding) is asserted by a Manager or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 36. Business and Other Connections of Investment Adviser

Investment advisory services for the Registrant are provided by Teachers Advisors. In this connection, Advisors is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The business and other connections of Advisors’ officers are listed in Schedules A and D of Form ADV as currently on file with the Commission (File No. 801-46887), the text of which is hereby incorporated by reference.

Item 37. Principal Underwriters

TIAA-CREF Individual & Institutional Services, LLC (“Services”) acts as the principal underwriter for the Registrant. The Managers of Services are Rashmi Badwe, William Griesser, Eric T. Jones, Angela Kahrmann and Raymond Bellucci. The executive officers of Services are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Rashmi Badwe	Manager	None
William G. Griesser	Manager, Senior Managing Director	None
Eric T. Jones	Manager	None
Raymond Bellucci	Manager, Senior Managing Director	None
Angela Kahrmann	Manager, President, Chairman, Chief Executive Officer	None
Ross Abbott	Chief Operating Officer	None
Christopher A. Baraks	Vice President, Corporate Tax	None
Pamela Lewis Marlborough	Managing Director, Chief Legal Officer, Assistant Secretary	None
Lisa K. Lynn	Chief Compliance Officer, Managing Director	None
David Barber	Chief Financial Officer, Controller	None
Iris Smith	Chief Anti-Money Laundering & Sanctions Officer	None
Issac Rodriguez	Chief Conflict of Interest Officer	None
Jennifer Sisom	Treasurer, Vice President	None
Mary Catherine Benedetto	Secretary	None

* The business address of all directors and officers of Services is 730 Third Avenue, 12th Floor, New York, NY 10017-3206.

Additional information about the officers of Services can be found on Schedule A of Form BD for Services, as currently on file with the Commission (File No. 8-44454).

Item 38. Location of Accounts and Records

See Item B.3 of the most recent TIAA Separate Account VA-1 N-CEN filing.

Item 39. Management Services

Not Applicable.

Item 40. Fee Representation

TIAA represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the TIAA Separate Account VA-1 certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 11th day of April, 2022.

TIAA SEPARATE ACCOUNT VA-1

By:	/s/ Colbert Narcisse

Colbert Narcisse
President and Chief Executive Officer

TIAA

By:	/s/ Bridget Bouchard

Bridget Bouchard
Managing Director, Senior Annuity Product Management, Variable annuities

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

TIAA SEPARATE ACCOUNT VA-1

/s/ Colbert Narcisse Colbert Narcisse	President and Chief Executive Officer (Principal Executive Officer)	April 11, 2022

/s/ E. Scott Wickerham E. Scott Wickerham	Principal Financial Officer, Principal Accounting Officer and Treasurer (Principal Financial and Accounting Officer)	April 11, 2022

TIAA

/s/ Bridget Bouchard Bridget Bouchard	Managing Director, Senior Annuity Product Management, Variable Annuities	April 11, 2022

SIGNATURE OF MANAGER	DATE	SIGNATURE OF MANAGER	DATE

* Forrest Berkley	April 11, 2022	* Howell E. Jackson	April 11, 2022

* Joseph A. Boateng	April 11, 2022	* Thomas J. Kenny	April 11, 2022

* Janice C. Eberly	April 11, 2022	* James M. Poterba	April 11, 2022

* Nancy A. Eckl	April 11, 2022	* Maceo K. Sloan	April 11, 2022

* Michael A. Forrester	April 11, 2022

/s/ Rachael M. Zufall	April 11, 2022
Rachael M. Zufall as attorney-in-fact

*	Signed by Rachael M. Zufall pursuant to powers of attorney previously filed with the Securities and Exchange Commission.